SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Property and Equipment Estimated Useful Lives of Assets
Category	Estimated Useful Life

Office equipment	5 years
Motor vehicles	5 years
Leasehold improvement	shorter of lease term or economic lives
Buildings	12 -38 years

Assets Measeured Fair Value on a Recurring Basis
	Fair Value Measurement as of December 31, 2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2016
	US$	US$	US$	US$

Available-for-sale securities	51,639	-	-	51,639

	Fair Value Measurement as of December 31, 2017
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2017
	US$	US$	US$	US$

Available-for-sale securities	52,283	318,065	-	370,348
Trading securities	15,833	-	-	15,833

Schedule of future minimum sublease rental incomes
US$

2018	5,668
2019	150
2020	21
2021	1
2022 and thereafter	-

5,840